Segment Reporting (Schedule Of Net Revenues Earned On Major Geographical Areas) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Total net revenues	$ 661,391	$ 641,986	$ 652,145	$ 619,974	$ 581,286	$ 591,575	$ 597,751	$ 560,982	$ 2,575,496	[1]	$ 2,331,594	[1]	$ 2,208,424	[1]
United States [Member]
Segment Reporting Information [Line Items]
Total net revenues									2,433,674		2,195,538		2,082,876
United Kingdom [Member]
Segment Reporting Information [Line Items]
Total net revenues									132,622		125,552		113,943
Other European [Member]
Segment Reporting Information [Line Items]
Total net revenues									$ 9,200		$ 10,504		$ 11,605

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2016, 2015, and 2014.